FAIR VALUE MEASUREMENTS - Summary of fair value hierarchy for financial assets (cash equivalents and investments in marketable securities) measured at fair value on recurring basis - (Details) - Recurring basis - USD ($)
$ in Thousands
		Dec. 31, 2015	Dec. 31, 2014
Level 1 | Foreign currency contracts
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value
Level 1 | Interest rate swap
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair value
Level 1 | Asset retirement obligations
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	[1]
Level 2 | Foreign currency contracts
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value		1,019
Level 2 | Interest rate swap
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair value		728	813
Level 2 | Asset retirement obligations
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	[1]
Level 3 | Foreign currency contracts
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value
Level 3 | Interest rate swap
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair value
Level 3 | Asset retirement obligations
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	[1]	2,803	2,471
Total | Foreign currency contracts
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value		1,019
Total | Interest rate swap
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair value		728	813
Total | Asset retirement obligations
Fair Value, Assets and Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	[1]	$ 2,803	$ 2,471

[1]	We calculate the fair value of asset retirement obligations by discounting the estimated amount using the current Treasury bill rate adjusted for our credit non-performance.